Accounts Receivable, Net (Tables)	6 Months Ended
Jan. 31, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consist of the following:

	As of
	January 31, 2026 (Unaudited)	July 31, 2025
Accounts receivable	$1,625,129	$1,410,083
Allowance for credit losses	—	—
Accounts receivable, net	$1,625,129	$1,410,083